Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 28, 2013
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2013
Prospectus Date	rr_ProspectusDate	Dec 31, 2012

SCS Tactical Allocation Fund
497 1 r497e0613.htm STARBOARD INVESTMENT TRUST - SCS TACTICAL ALLOCATION FUND
STARBOARD INVESTMENT TRUST

SCS Tactical Allocation Fund

Prospectus Supplement
June 28, 2013

This supplement to the Prospectus dated December 31, 2012 for the SCS Tactical Allocation Fund, a series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863 .  You may obtain copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the number above.

The section of the Prospectus entitled "Summary – Fees and Expenses of the Fund" is being amended in its entirety to read as follows:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	11.99%
Acquired Fund Fees and Expenses1	0.07%
Total Annual Fund Operating Expenses	13.31%
Fee Waiver and/or Expense Limitation2	9.24%
Net Annual Fund Operating Expenses	4.07%

1. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

2. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume any expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and, payments under the Rule 12b-1 distribution plan) to not more than 3.75% of the average daily net assets of the Fund through January 1, 2014.  The Fund's net expense ratio will be higher than 3.75% to the extent that it incurs expenses excluded from the Expense Limitation Agreement.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$864	$3,215	$5,192	$8,863

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 67.51% of the average value of its portfolio.

Investors Should Retain This Supplement for Future Reference

SCS Tactical Allocation Fund
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees -	SCS Tactical Allocation Fund
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses -		SCS Tactical Allocation Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		11.99%
Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		13.31%
Less Fee Waiver and/or Expense Limitation	[2]	9.24%
Net Annual Fund Operating Expenses		4.07%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume any expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and, payments under the Rule 12b-1 distribution plan) to not more than 3.75% of the average daily net assets of the Fund through January 1, 2014. The Fund's net expense ratio will be higher than 3.75% to the extent that it incurs expenses excluded from the Expense Limitation Agreement. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
SCS Tactical Allocation Fund	864	3,215	5,192	8,863

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 67.51% of the average value of its portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
SCS Tactical Allocation Fund | SCS Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	11.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.31%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	9.24%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	4.07%
1 Year	rr_ExpenseExampleYear01	864
3 Years	rr_ExpenseExampleYear03	3,215
5 Years	rr_ExpenseExampleYear05	5,192
10 Years	rr_ExpenseExampleYear10	8,863
SCS Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001464413_SupplementTextBlock
497 1 r497e0613.htm STARBOARD INVESTMENT TRUST - SCS TACTICAL ALLOCATION FUND
STARBOARD INVESTMENT TRUST

SCS Tactical Allocation Fund

Prospectus Supplement
June 28, 2013

This supplement to the Prospectus dated December 31, 2012 for the SCS Tactical Allocation Fund, a series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863 .  You may obtain copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the number above.

The section of the Prospectus entitled "Summary – Fees and Expenses of the Fund" is being amended in its entirety to read as follows:

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	11.99%
Acquired Fund Fees and Expenses1	0.07%
Total Annual Fund Operating Expenses	13.31%
Fee Waiver and/or Expense Limitation2	9.24%
Net Annual Fund Operating Expenses	4.07%

1. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

2. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume any expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and, payments under the Rule 12b-1 distribution plan) to not more than 3.75% of the average daily net assets of the Fund through January 1, 2014.  The Fund's net expense ratio will be higher than 3.75% to the extent that it incurs expenses excluded from the Expense Limitation Agreement.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$864	$3,215	$5,192	$8,863

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 67.51% of the average value of its portfolio.

Investors Should Retain This Supplement for Future Reference

Risk/Return [Heading]	rr_RiskReturnHeading	SCS Tactical Allocation Fund
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 67.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.51%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-773-3863

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume any expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and, payments under the Rule 12b-1 distribution plan) to not more than 3.75% of the average daily net assets of the Fund through January 1, 2014. The Fund's net expense ratio will be higher than 3.75% to the extent that it incurs expenses excluded from the Expense Limitation Agreement. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2012